Insurance Liabilities - Schedule of liabilities by product (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, beginning balance	$ 50,518	$ 64,270	$ 64,270
Effect of changes in assumptions				$ 123	$ 92
Effect of actual variances from expected experience				(72)	385
Adjusted beginning of year balance				14,838	14,153
Issuances	328	379	1,358	1,727
Interest accrual	118	113	445	446
Other	3	0	0	0
Net liability for future policy benefits, end of period	53,406	57,415	50,518	64,270
Less: Reinsurance recoverable:	(23,491)	(27,403)	(22,984)	(30,621)
Net liability for future policy benefits after reinsurance recoverable	29,915	30,012	27,534	33,649
Cumulative effect of change in accounting principle
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in assumptions			0	0
Effect of actual variances from expected experience			16	31
Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Future Policy Benefit, Activity [Line Items]
Adjusted beginning of year balance			14,599	14,818
Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, beginning balance	3,355	5,007	5,007	5,172
Effect of changes in assumptions			(24)	(116)
Effect of actual variances from expected experience			299	327
Adjusted beginning of year balance			5,282	5,383
Assessments	179	168	689	671
Excess benefits paid	(238)	(290)	(909)	(859)
Interest accrual	29	35	128	138
Other	(5)	(7)	(11)	24
Changes related to unrealized appreciation (depreciation) of investments	119	(797)	(1,824)	(350)
Net liability for future policy benefits, end of period	3,512	4,223	3,355	5,007
Less: Reinsurance recoverable:	(192)	(198)	(191)	(200)
Net liability for future policy benefits after reinsurance recoverable	3,320	4,025	3,164	4,807
Universal Life | Cumulative effect of change in accounting principle
Liability for Future Policy Benefit, Activity [Line Items]
Effect of actual variances from expected experience			73	107
Universal Life | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Future Policy Benefit, Activity [Line Items]
Adjusted beginning of year balance			3,428	5,114
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, beginning balance	13,354	18,535	18,535
Effect of changes in assumptions				123	164
Effect of actual variances from expected experience				(79)	371
Adjusted beginning of year balance				13,707	12,954
Issuances	322	375	1,358	1,727
Interest accrual	106	100	397	392
Other	3	0	(1)	0
Net liability for future policy benefits, end of period	13,807	16,184	13,354	18,535
Less: Reinsurance recoverable:	(1,187)	(1,492)	(1,107)	(1,715)
Net liability for future policy benefits after reinsurance recoverable	$ 12,620	$ 14,692	$ 12,247	$ 16,820
Weighted average liability duration of the liability for future policy benefits (in years)	12 years 4 months 24 days	13 years 7 months 6 days	12 years 2 months 12 days	14 years 4 months 24 days
Life Insurance | Cumulative effect of change in accounting principle
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in assumptions			$ 0	$ 0
Effect of actual variances from expected experience			12	29
Life Insurance | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Future Policy Benefit, Activity [Line Items]
Adjusted beginning of year balance			13,538	13,692
Life Insurance | Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, beginning balance	$ 3,300	$ 4,952	4,952	5,117
Effect of changes in assumptions			(24)	(116)
Effect of actual variances from expected experience			303	331
Adjusted beginning of year balance			5,231	5,332
Assessments	179	168	687	669
Excess benefits paid	(238)	(290)	(909)	(859)
Interest accrual	28	34	126	136
Other	(5)	(7)	(11)	24
Changes related to unrealized appreciation (depreciation) of investments	119	(797)	(1,824)	(350)
Net liability for future policy benefits, end of period	3,457	4,168	3,300	4,952
Less: Reinsurance recoverable:	(192)	(198)	(191)	(200)
Net liability for future policy benefits after reinsurance recoverable	$ 3,265	$ 3,970	$ 3,109	$ 4,752
Weighted average liability duration of the liability for future policy benefits (in years)	26 years 4 months 24 days	27 years 1 month 6 days	26 years 3 months 18 days	27 years 1 month 6 days
Life Insurance | Universal Life | Cumulative effect of change in accounting principle
Liability for Future Policy Benefit, Activity [Line Items]
Effect of actual variances from expected experience			$ 74	$ 108
Life Insurance | Universal Life | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Future Policy Benefit, Activity [Line Items]
Adjusted beginning of year balance			3,374	5,060
Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, beginning balance	$ 21,837	$ 28,855	28,855
Effect of changes in assumptions				0	(72)
Effect of actual variances from expected experience				7	14
Adjusted beginning of year balance				1,131	$ 1,199
Issuances	0	0	0	0
Interest accrual	12	13	48	54
Other	0	0	1	0
Net liability for future policy benefits, end of period	22,263	25,864	21,837	28,855
Less: Reinsurance recoverable:	(22,263)	(25,864)	(21,837)	(28,855)
Net liability for future policy benefits after reinsurance recoverable	$ 0	$ 0	$ 0	$ 0
Weighted average liability duration of the liability for future policy benefits (in years)	11 years 7 months 6 days	12 years 9 months 18 days	11 years 4 months 24 days	13 years 8 months 12 days
Corporate & Other | Cumulative effect of change in accounting principle
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in assumptions			$ 0	$ 0
Effect of actual variances from expected experience			3	2
Corporate & Other | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Future Policy Benefit, Activity [Line Items]
Adjusted beginning of year balance			1,060	1,126
Corporate & Other | Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, beginning balance	$ 55	$ 55	55	55
Effect of changes in assumptions			0	0
Effect of actual variances from expected experience			(4)	(4)
Adjusted beginning of year balance			51	51
Assessments	0	0	2	2
Excess benefits paid	0	0	0	0
Interest accrual	1	1	2	2
Other	0	0	0	0
Changes related to unrealized appreciation (depreciation) of investments	0	0	0	0
Net liability for future policy benefits, end of period	55	55	55	55
Less: Reinsurance recoverable:	0	0	0	0
Net liability for future policy benefits after reinsurance recoverable	$ 55	$ 55	$ 55	$ 55
Weighted average liability duration of the liability for future policy benefits (in years)	9 years 4 months 24 days	9 years 9 months 18 days	9 years 6 months	9 years 9 months 18 days
Corporate & Other | Universal Life | Cumulative effect of change in accounting principle
Liability for Future Policy Benefit, Activity [Line Items]
Effect of actual variances from expected experience			$ (1)	$ (1)
Corporate & Other | Universal Life | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Future Policy Benefit, Activity [Line Items]
Adjusted beginning of year balance			$ 54	$ 54